Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 US$ USD ($)
Current assets
Cash and cash equivalents	209,850	273,583	$ 33,342
Pledged bank deposits	52,707	5,133	8,374
Accounts and bills receivables, net	1,276,872	884,738	202,875
Inventories	126,708	89,732	20,132
Other current assets	181,196	135,301	28,789
Total current assets	1,847,333	1,388,487	293,512
Property, plant and equipment, net	925,815	866,262	147,097
Land use rights	139,707	142,910	22,197
Intangible assets, net	338,472	348,203	53,777
Goodwill	309,936	309,936	49,244
Investments in and advances to an affiliated company	91,355	121,220	14,515
Other non-current assets	81,499	41,234	12,949
Total assets	3,734,117	3,218,252	593,291
Current liabilities
Short-term borrowings and current portion of long-term borrowings	816,150	360,000	129,673
Accounts and bills payables	80,570	49,638	12,801
Accrued payroll and employee benefits	75,148	55,559	11,940
Other current liabilities	490,679	540,649	77,961
Total current liabilities	1,462,547	1,005,846	232,375
Long-term borrowings, excluding current portion		19,306
Deferred tax liabilities	46,248	68,811	7,348
Other liabilities	31,625	22,593	5,025
Total liabilities	1,540,420	1,116,556	244,748
Redeemable Noncontrolling Interest and Shareholders' Equity
Redeemable noncontrolling interest		47,453
Ordinary shares: Par value: US$0.01 Authorized: 500,000,000 shares Issued and outstanding: 106,789,522 and 105,740,648 as of December 31, 2010 and 2011	8,532	8,597	1,356
Additional paid-in capital	954,750	948,469	151,694
Accumulated other comprehensive loss	(104,608)	(97,512)	(16,621)
Retained earnings	1,197,507	1,019,118	190,265
Total equity attributable to Simcere Pharmaceutical Group	2,056,181	1,878,672	326,694
Noncontrolling interest	137,516	175,571	21,849
Total shareholders' equity	2,193,697	2,054,243	348,543
Commitments and contingencies
Total liabilities, redeemable noncontrolling interest and shareholders' equity	3,734,117	3,218,252	$ 593,291